Condensed Consolidated Statements of Shareholders' Equity and Comprehensive Income - 3 months ended Mar. 31, 2016 - USD ($) $ in Thousands	Total		Ordinary Shares	Additional Paid-in Capital	Capital Redemption Reserve	Accumulated Other Comprehensive Income	Retained Earnings
Balance (in shares) at Dec. 31, 2015	54,958,912	[1]	54,958,912
Balance at Dec. 31, 2015	$ 763,096	[1]	$ 4,679	$ 383,395	$ 715	$ (61,636)	$ 435,943
Comprehensive Income:
Net income	62,964						62,964
Currency translation adjustment	1,700					1,700
Currency impact of long term funding	1,095					1,095
Tax on currency impact of long term funding	(309)					(309)
Unrealized capital gain - investments	380					380
Amortization of interest rate hedge	(210)					(210)
Total comprehensive income	65,620					2,656	62,964
Exercise of share options (in shares)			48,840
Exercise of share options	1,133		$ 3	1,130
Issue of restricted/performance share units (in shares)			57,328
Issue of restricted/performance share units	4			4
Share issuance costs	0		$ 0	0	0	0	0
Non-cash stock compensation expense	9,591			9,591
Tax benefit on exercise of options	$ 4,241			4,241
Balance (in shares) at Mar. 31, 2016	55,065,080		55,065,080
Balance at Mar. 31, 2016	$ 843,685		$ 4,682	$ 398,361	$ 715	$ (58,980)	$ 498,907

[1]	The December 31, 2015 Balance Sheet has been retrospectively restated as required to reflect the requirements of new guidance in respect of the presentation of debt issue costs.